Related Party Transactions (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Repayment of related party debt	$ 43,658	$ 37,524	$ 6,100	$ 126,270
Accrued interest			62,317	31,530
Advances from related parties	24,300	117,406	90,000	9,113
Due from related party			0	6,100
Due to related party			2,843	92,843
Related party [Member]
Repayment of related party debt	15,808	1,600
Advances from related parties	24,300	0
Purchased from related party	90,417	0
Management fees	10,500	$ 0
Joseph C. Visconti [Member]
Principal amount					$ 525,500
Interest rate					6.00%
Repayment of related party debt	27,850		497,650	0
Related party notes payable	$ 0		27,850	525,500
Accrued interest			$ 62,317	$ 31,530